Audit and Other Services	12 Months Ended
Dec. 31, 2018
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Audit and Other Services

7. AUDIT AND OTHER SERVICES

	Group
	2018 £m	2017 £m	2016 £m
Audit fees:
Fees payable to the Company’s auditor and its associates for the audit of the Santander UK group’s annual accounts	7.2	7.4	4.6
Fees payable to the Company’s auditor and its associates for other services to the Santander UK group:
– Audit of the Santander UK group’s subsidiaries	1.1	1.4	1.1

Total audit fees(1)	8.3	8.8	5.7

Non-audit fees:
Audit-related assurance services(2)	0.7	0.7	0.6
Taxation compliance services	—	—	0.1
Other assurance services	0.1	0.1	—
Other non-audit services	1.0	0.4	1.9

Total non-audit fees	1.8	1.2	2.6

(1)	2018 audit fees included £nil (2017: £0.6m) which related to the prior year.
(2)	2018 audit-related assurance services included £0.1m (2017: £0.1m) which related to the prior year.

Audit-related assurance services relate to services performed in connection with the statutory and regulatory filings of the Company and its associates. Of this category, £0.1m (2017: £0.1m, 2016: £0.1m) accords with the definition of ‘Audit fees’ per US Securities and Exchange Commission (SEC) guidance. The remaining £0.6m (2017: £0.6m, 2016: £0.5m) accords with the definition of ‘Audit-related fees’ per that guidance and relates to services performed in connection with securitisation, debt issuance and related work and reporting to prudential and conduct regulators.

Taxation compliance services accord with the SEC definition of ‘Tax fees’ and relate to compliance services performed in respect of US tax returns and other similar tax compliance services.

Other assurance services and other non-audit services accord with the SEC definition of ‘All other fees’.

In 2018, the Company’s auditors also earned fees of £150,000 (2017: £45,000) payable by entities outside the Santander UK group for the review of the financial position of corporate and other borrowers.